UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2019

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund Institutional Class Shares, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending April 30, 2019 were as follows:

	6-months Trailing	1 Year	3 Years	Since Inception

LSV Global Value Fund, Institutional Class Shares*	5.39%	-3.40%	8.69%	4.14%

Benchmark:
MSCI All Country World Index	9.38%	5.06%	11.36%	6.40%

Broad Market:
MSCI All Country World Value Index	6.63%	2.09%	9.12%	4.02%

*Periods longer than one year are annualized; inception date is 6/25/14; net of fees.

Institutional Class Shares performance as of 3/31/19: 9.19% (1 year) and 3.49% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global stocks as represented by the MSCI AC World Index finished up 9.38% for the six months ending April 30, 2019. Value stocks broadly underperformed across the globe—the MSCI AC World Value Index was up 6.63% while the MSCI AC World Growth Index was up 12.13%. The LSV Global Value Fund was up 5.39%. Despite faltering in late 2018, global equity markets climbed higher over the past six months thanks to lower interest rate guidance from global central banks, the prospects of a U.S.-China trade resolution and better-than-expected corporate earnings and economic data. From a sector perspective, Technology and Real Estate stocks outperformed while Energy and Health Care lagged.

The underperformance of value stocks has been a head-wind for our deep value approach. Over the last six months, global stocks that were cheap on the basis of earnings and cash flow, which we favor, performed particularly poorly. Additionally, attribution analysis indicates that stock selection detracted from portfolio relative returns while sector selection was flat for the period. Stock selection losses were concentrated within the Consumer Discretionary and Communication Services sectors as holdings within the Automotive Retail and Wireless Telecom industries struggled. Not owning expensive names within the Interactive Media & Services and Internet & Direct Marketing Retail industries also proved to be a drag on relative returns. From a sector perspective, relative returns were muted over the period as gains from our underweight to the Health Care sector were offset by losses from our underweight to Real Estate stocks. Top individual contributors included not owning Apple and UnitedHealth as well as overweight positions in Lam Research, Fortescue Metals, WH Group and Meritor. Main individual detractors included not owning Microsoft, Amazon, Facebook, Tencent and Alibaba as well as overweights to Walgreens, Orix Corp., LG U-plus, HP, Leoni and Biogen.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.2x forward earnings compared to 15.8x for the MSCI AC World Index, 1.5x book value compared to 2.3x for the benchmark and 6.4x cash flow compared to 11.5x for the MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Materials and Industrials sectors while underweight Real Estate, Consumer Staples and Communication Services.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2019	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)

U.S. Common Stock (57.2%)
Aerospace & Defense (1.9%)
Huntington Ingalls Industries	160	$36
Raytheon	200	35
Spirit AeroSystems Holdings, Cl A	400	35

		106

Agricultural Products (0.3%)
Ingredion	200	19

Air Freight & Logistics (0.7%)
FedEx	200	38

Aircraft (1.6%)
Delta Air Lines	500	29
JetBlue Airways*	900	17
United Continental Holdings*	500	44

		90

Apparel Retail (0.8%)
Foot Locker	400	23
Gap	900	23

		46

Asset Management & Custody Banks (0.8%)
Ameriprise Financial	300	44

Automotive (2.2%)
Ford Motor	1,700	18
General Motors	800	31
Goodyear Tire & Rubber	1,200	23
Lear	160	23
Winnebago Industries	800	28

		123

Automotive Retail (0.3%)
Group 1 Automotive	200	16

LSV Global Value Fund

	Shares	Value (000)

Banks (4.2%)
Bank of America	1,700	$52
CIT Group	500	27
Citizens Financial Group	1,100	40
JPMorgan Chase	400	46
PNC Financial Services Group	100	14
Regions Financial	1,400	22
Wells Fargo	200	10
Zions Bancorp	600	29

		240

Biotechnology (2.0%)
Amgen	300	54
Biogen*	170	39
Gilead Sciences	300	19

		112

Chemicals (2.1%)
Celanese, Cl A	250	27
Eastman Chemical	490	39
Huntsman	1,200	27
LyondellBasell Industries, Cl A	300	26

		119

Commodity Chemicals (0.3%)
Kronos Worldwide	1,400	19

Computers & Services (3.4%)
DXC Technology	200	13
Hewlett Packard Enterprise	1,900	30
HP	2,000	40
NetApp	200	15
Oracle	1,100	61
Seagate Technology	400	19
Western Digital	300	15

		193

Data Processing & Outsourced Services (0.2%)
Sykes Enterprises*	500	14

Drug Retail (0.6%)
Walgreens Boots Alliance	600	32

Electrical Components & Equipment (0.9%)
Eaton	600	50

Financial Services (2.6%)
Ally Financial	700	21
Capital One Financial	400	37
Citigroup	800	56
Discover Financial Services	400	33

		147

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Food, Beverage & Tobacco (1.7%)
JM Smucker	400	$49
Molson Coors Brewing, Cl B	400	26
Pilgrim’s Pride*	800	21

		96

Forest Products (0.4%)
West Fraser Timber	500	26

General Merchandise Stores (0.8%)
Target	600	46

Health Care Distributors (0.4%)
Cardinal Health	200	10
McKesson	120	14

		24

Health Care Facilities (0.7%)
HCA Holdings	300	38

Health Care Services (0.4%)
CVS Health	134	7
Quest Diagnostics	140	14

		21

Homefurnishing Retail (0.5%)
Aaron’s	500	28

Hotels & Lodging (0.4%)
Wyndham Destinations	600	26

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	160	22

Insurance (3.0%)
Aflac	600	30
Allstate	300	30
American Financial Group	150	15
Hartford Financial Services Group	400	21
Lincoln National	400	27
MGIC Investment*	1,700	25
Prudential Financial	240	25

		173

IT Consulting & Other Services (0.7%)
International Business Machines	300	42

Machinery (3.3%)
Caterpillar	200	28
Cummins	290	48
Meritor*	1,500	36
Oshkosh	400	33

LSV Global Value Fund

	Shares	Value (000)

Machinery (continued)
SKF, Cl B	2,300	$43

		188

Media & Entertainment (0.3%)
DISH Network, Cl A*	300	11
TEGNA	400	6

		17

Motorcycle Manufacturers (0.4%)
Harley-Davidson	600	22

Movies & Entertainment (0.2%)
Viacom, Cl B	300	9

Office Electronics (0.3%)
Xerox	575	19

Paper & Paper Products (0.2%)
Domtar	200	10

Paper Packaging (1.1%)
International Paper	400	19
Packaging of America	300	30
Westrock	400	15

		64

Petroleum & Fuel Products (2.5%)
Chevron	150	18
ExxonMobil	200	16
PBF Energy, Cl A	1,000	34
Phillips 66	300	28
Valero Energy	500	45

		141

Pharmaceuticals (3.5%)
AbbVie	400	32
Huons	500	28
Jazz Pharmaceuticals*	200	26
Lannett*	500	4
Merck	500	39
Pfizer	1,700	69

		198

Reinsurance (0.4%)
Everest Re Group	100	24

Retail (1.6%)
Brinker International	200	9
Dillard’s, Cl A	100	7
Kohl’s	500	36
Kroger	1,100	28
Macy’s	400	9

		89

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Semi-Conductors/Instruments (4.0%)
Applied Materials	700	$31
Cirrus Logic*	600	28
Flextronics International*	600	7
Intel	1,300	66
KLA-Tencor	100	13
Lam Research	300	62
Skyworks Solutions	200	18

		225

Specialized REIT’s (0.2%)
Hospitality Properties Trust	500	13

Technology Distributors (0.7%)
Arrow Electronics*	300	25
Avnet	300	15

		40

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	2

Telephones & Telecommunications (3.8%)
AT&T	500	16
Cisco Systems	1,300	73
Corning	1,100	35
Juniper Networks	1,300	36
Verizon Communications	1,000	57

		217

Thrifts & Mortgage Finance (0.4%)
Radian Group	1,100	26

Water Utilities (0.0%)
Gannett	150	1

TOTAL U.S. COMMON STOCK (Cost $2,933)		3,255

Foreign Common Stock (39.6%)
Australia (1.2%)
Australian Pharmaceutical Industries	21,000	22
BlueScope Steel	1,900	18
Fortescue Metals Group	6,000	30

		70

Austria (0.3%)
Voestalpine	500	16

LSV Global Value Fund

	Shares	Value (000)

Belgium (0.4%)
Solvay	170	$20

Canada (2.6%)
Air Canada, Cl B*	1,200	29
Canadian Imperial Bank of Commerce	130	11
iA Financial	600	24
Magna International	700	39
National Bank of Canada	300	14
Norbord	1,100	28

		145

Chile (0.6%)
Enel Americas	207,400	36

China (1.2%)
China CITIC Bank, Cl H	24,000	16
China Resources Power Holdings	8,000	11
Great Wall Motor, Cl H	14,500	12
Shanghai Pharmaceuticals Holding, Cl H	4,000	8
Sinotrans, Cl H	49,000	20

		67

France (3.4%)
Atos	160	17
AXA	800	21
BNP Paribas	300	16
Natixis	4,100	24
Renault	140	10
Rothschild	800	28
Sanofi	500	43
Total	600	33

		192

Germany (2.1%)
Allianz	60	14
BASF	200	16
Daimler	300	20
Deutsche Post	500	17
Leoni	500	12
Muenchener Rueckversicherungs	50	13
Siemens	100	12
Volkswagen	100	18

		122

Hong Kong (2.9%)
Air China, Cl H	12,000	14

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Hong Kong (continued)
China Petroleum & Chemical, Cl H	38,000	$29
China Telecom, Cl H	64,000	33
China Water Affairs Group	14,000	14
Nine Dragons Paper Holdings	17,000	16
PAX Global Technology	44,000	21
Skyworth Digital Holdings	22,000	7
SmarTone Telecommunications Holdings	5,500	6
WH Group(A)	23,000	27

		167

Hungary (0.5%)
MOL Hungarian Oil & Gas	2,400	28

Indonesia (0.3%)
Bank Negara Indonesia Persero*	27,700	19

Israel (0.5%)
Bank Hapoalim	1,700	12
Teva Pharmaceutical Industries*	900	14

		26

Italy (1.1%)
Enel	7,000	44
Mediobanca Banca di Credito Finanziario	1,600	17

		61

Japan (6.4%) ‡
Dowa Holdings	600	20
Isuzu Motors	1,500	22
ITOCHU	2,100	38
KDDI	1,700	39
Konoike Transport	800	13
Lintec	500	11
Mixi	800	17
Nippon Telegraph & Telephone	900	37
Nissan Motor	2,500	20
Nitto Kogyo	500	10
ORIX	2,700	38
Resona Holdings	3,100	13
Senshu Ikeda Holdings	2,400	6
Shindengen Electric Manufacturing	300	12
SKY Perfect JSAT Holdings	1,500	6

LSV Global Value Fund

	Shares	Value (000)

Japan (continued)
Teijin	1,900	$33
Tsubakimoto Chain	400	15
Valor	500	12

		362

Netherlands (1.5%)
Aegon	3,100	16
Royal Dutch Shell, Cl B	1,300	42
Signify(A)	1,000	30

		88

New Zealand (0.0%)
SKY Network Television	1,700	1

Norway (0.8%)
DNB	1,800	35
Mowi	600	13

		48

Russia (1.3%)
Gazprom PJSC ADR	6,500	32
LUKOIL PJSC ADR	370	32
X5 Retail Group GDR	300	9

		73

South Africa (0.2%)
Absa Group	800	9
Nedbank Group	96	2

		11

South Korea (1.8%)
LG Uplus	2,500	31
Samsung Electronics	1,350	53
SK Telecom	100	21

		105

Spain (0.4%)
Distribuidora Internacional de Alimentacion	2,700	2
Mapfre	7,500	22

		24

Sweden (1.9%)
Bilia, Cl A	3,900	34
Hemfosa Fastigheter	1,000	8
Inwido	1,500	10
Nordea Bank Abp	900	7
Nyfosa*	1,000	6

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)

Sweden (continued)
Volvo, Cl B	2,800	$45

		110

Switzerland (1.7%)
Credit Suisse Group	900	12
Roche Holding AG	80	21
Swiss Life Holding	60	28
Swiss Re	200	19
UBS Group	1,300	18

		98

Taiwan (1.0%)
Compeq Manufacturing	28,000	23
Mitac Holdings	20,695	22
Pegatron	6,000	11

		56

Thailand (0.5%)
Krung Thai Bank	21,700	13
Pruksa Holding	24,700	14

		27

Turkey (0.8%)
Eregli Demir ve Celik Fabrikalari	6,500	10
KOC Holding	5,500	15
TAV Havalimanlari Holding	4,600	19

		44

United Kingdom (4.2%)
3i Group	1,700	24
BAE Systems	4,500	29
Bellway	400	16
Berkeley Group Holdings	400	20
BP	1,800	13
Britvic	2,500	30
Centrica	11,900	16
Halfords Group	2,500	8
J Sainsbury	6,000	17
Lloyds Banking Group	43,500	35
Old Mutual	3,000	5
Quilter(A)	1,000	2
Restaurant Group	200	—
Smurfit Kappa Group	700	21

		236

TOTAL FOREIGN COMMON STOCK (Cost $2,387)		2,252

LSV Global Value Fund

	Shares	Value (000)

Foreign Preferred Stock (0.9%)

Brazil (0.9%)
Itausa 55.50%	16,800	$50

TOTAL FOREIGN PREFERRED STOCK (Cost $47)		50

	Face Amount (000)

Repurchase Agreement (1.0%)
Morgan Stanley 2.500%, dated 04/30/19, to be repurchased on 05/01/19, repurchase price $59 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $51, 0.000% - 3.000%, 10/31/19 -11/15/44; total market value $60)	$59	59

TOTAL REPURCHASE AGREEMENT (Cost $59)		59

Total Investments – 98.7% (Cost $5,426)		$5,616

Percentages are based on Net Assets of $5,683 (000).

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2019	(Unaudited)

The following is a list of the level of inputs used as of April 30, 2019, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
United States	$3,255	$–	$–	$3,255

Foreign Common Stock
Australia	70	–	–	70
Austria	16	–	–	16
Belgium	20	–	–	20
Canada	145	–	–	145
Chile	36	–	–	36
China	67	–	–	67
France	192	–	–	192
Germany	122	–	–	122
Hong Kong	167	–	–	167
Hungary	28	–	–	28
Indonesia	19	–	–	19
Israel	26	–	–	26
Italy	61	–	–	61
Japan	–	362	–	362
Netherlands	88	–	–	88
New Zealand	1	–	–	1
Norway	48	–	–	48
Russia	73	–	–	73
South Africa	11	–	–	11
South Korea	105	–	–	105
Spain	24	–	–	24
Sweden	110	–	–	110
Switzerland	98	–	–	98
Taiwan	56	–	–	56
Thailand	27	–	–	27
Turkey	44	–	–	44
United Kingdom	236	–	–	236

Foreign Common Stock	1,890	362	–	2,252

Foreign Preferred Stock	50	–	–	50

Repurchase Agreement	–	59	–	59

Total Investments in Securities	$5,195	$421	$–	$5,616

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 6.4% of Net Assets. Total value of these securities is $362 (000).

For the six months ended April 30, 2019, there were transfers of $362 (000) from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the six months ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2019	(Unaudited)

LSV Global Value Fund
Assets:
Investments at Value (Cost $5,426)	$5,616
Foreign Currency, at Value (Cost $60)	59
Dividends and Interest Receivable	14
Receivable due from Investment Adviser	6
Reclaim Receivable	4
Prepaid Expenses	7
Total Assets	5,706
Liabilities:
Payable due to Transfer Agent	9
Payable for Printing Fees	8
Payable to Custodian	6
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	—
Total Liabilities	23
Net Assets	$5,683

Net Assets Consist of:
Paid-in Capital	$5,462
Total distributable gain	221
Net Assets	$5,683

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($4,982 ÷ 466,227 shares)(1)	$10.69

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($701 ÷ 65,626 shares)(1)	$10.68

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2019	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$83
Interest Income	1
Foreign Taxes Withheld	(4)
Total Investment Income	80
Expenses:
Investment Advisory Fees	19
Administration Fees	1
Distribution Fees - Investor Class	1
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Transfer Agent Fees	27
Registration and Filing Fees	16
Custodian Fees	11
Printing Fees	5
Insurance and Other Fees	4
Total Expenses	84
Less: Waiver of Investment Advisory Fees	(19)
Less: Reimbursement of expenses by Investment Adviser	(41)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	24
Net Investment Income	56
Net Realized Gain on Investments	5
Net Realized Loss on Foreign Currency Transactions	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	223
Net Realized and Unrealized Gain on Investments	227
Net Increase in Net Assets Resulting from Operations	$283

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2019 (Unaudited) and for the year ended October 31, 2018

	LSV Global Value Fund
	11/1/2018 to 04/30/2019	11/1/2017 to 10/31/2018
Operations:
Net Investment Income	$56	$100
Net Realized Gain on Investments and Foreign Currency Transactions	4	125
Net Change in Unrealized Appreciation (Depreciation) on Investments	223	(570)
Net Increase (Decrease) in Net Assets Resulting from Operations	283	(345)
Distributions
Institutional Class Shares	(198)	(92)
Investor Class Shares	(26)	(9)
Total Distributions	(224)	(101)
Capital Share Transactions:
Institutional Class Shares:
Issued	282	776
Reinvestment of Dividends and Distributions	198	92
Net Increase from Institutional Class Shares Transactions	480	868
Investor Class Shares:
Issued	142	186
Reinvestment of Dividends and Distributions	25	8
Redeemed	—	(147)
Net Increase from Investor Class Shares Transactions	167	47
Net Increase in Net Assets Derived from Capital Share Transactions	647	915
Total Increase in Net Assets	706	469
Net Assets:
Beginning of Period	4,977	4,508
End of Year/Period	$5,683	$4,977

Shares Transactions:
Institutional Class:
Issued	27	65
Reinvestment of Dividends and Distributions	21	7
Redeemed	—	—
Total Institutional Class Share Transactions	48	72
Investor Class:
Issued	14	16
Reinvestment of Dividends and Distributions	3	1
Redeemed	—	(13)
Total Investor Class Share Transactions	17	4
Net Increase in Shares Outstanding	65	76

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period For the six months ended April 30, 2019 (Unaudited) and the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class Shares
2019*	$10.65	$0.11	$0.40	$0.51	$(0.20)	$(0.27)	$(0.47)	$10.69	5.39%	$4,982	0.90%	3.21%	2.16%	4%
2018	11.54	0.23	(0.87)	(0.64)	(0.21)	(0.04)	(0.25)	10.65	(5.79)	4,453	0.90	3.17	1.95	13
2017	9.54	0.19	2.08	2.27	(0.20)	(0.07)	(0.27)	11.54	24.29	3,988	0.90	4.52	1.83	15
2016	9.71	0.20	(0.12)	0.08	(0.15)	(0.10)	(0.25)	9.54	0.96	2,684	0.90	6.34	2.23	23
2015	9.83	0.16	(0.22)	(0.06)	(0.05)	(0.01)	(0.06)	9.71	(0.62)	2,450	0.90	7.21	1.67	14
2014**	10.00	0.03	(0.20)	(0.17)	–	–	–	9.83	(1.70)	1,967	0.90	8.17	0.99	2
Investor Class Shares
2019*	$10.64	$0.10	$0.39	$0.49	$(0.18)	$(0.27)	$(0.45)	$10.68	5.16%	$701	1.15%	3.46%	1.91%	4%
2018	11.52	0.19	(0.85)	(0.66)	(0.18)	(0.04)	(0.22)	10.64	(5.92)	524	1.15	3.43	1.66	13
2017	9.53	0.17	2.07	2.24	(0.18)	(0.07)	(0.25)	11.52	23.94	520	1.15	4.78	1.56	15
2016	9.68	0.18	(0.12)	0.06	(0.11)	(0.10)	(0.21)	9.53	0.77	205	1.15	6.78	2.00	23
2015	9.83	0.16	(0.26)	(0.10)	(0.04)	(0.01)	(0.05)	9.68	(0.90)	164	1.15	7.50	1.46	14
2014**	10.00	0.03	(0.20)	(0.17)	–	–	–	9.83	(1.70)	98	1.15	8.31	0.67	2

*	For the six-month period ended April 30, 2019. All ratios for the period have been annualized.
**	Commenced operations on June 25, 2014. All ratios for the period have been annualized
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2019	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available”

are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between

Notes to Financial Statements

April 30, 2019	(Unaudited)

the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2019, there were no securities valued in accordance with Fair Value Procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest

significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements

April 30, 2019	(Unaudited)

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2019, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Morgan Stanley	$59	$59	$-	$-

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include

Notes to Financial Statements

April 30, 2019	(Unaudited)

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2019, the Fund paid $1,323 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2019, the Fund incurred $759 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2019, the Fund earned $24 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian the (“Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’

average daily net assets, respectively, through February 28, 2020.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2019, were as follows (000):

Purchases
Other	$644
Sales
Other	$190

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements

April 30, 2019	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2018 and 2017 was as follows (000):

Ordinary Income
2018	$101
2017	84

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$105
Undistributed Long-Term Capital Gain	100
Unrealized Depreciation	(43)

Total Distributable Earnings	$162

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2018.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2019, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 5,426	$735	$(545)	$190

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in,

Notes to Financial Statements

April 30, 2019	(Unaudited)

foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At April 30, 2019, 100% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2019, 84% of total shares outstanding for the Investor Class Shares were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered

Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,053.90	0.90%	$4.58
Investor Class Shares	1,000.00	1,051.60	1.15	5.85

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.30	0.90%	$4.51
Investor Class Shares	1,000.00	1,019.10	1.15	5.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations,

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-007-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019